Loss per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 01, 2013	Jul. 03, 2013	Jul. 03, 2013 Class A item	Dec. 31, 2014 Class A USD ($) item	Dec. 31, 2014 Class A CNY	Dec. 31, 2013 Class A CNY item	Jul. 03, 2013 Class B item	Dec. 31, 2014 Class B USD ($) item	Dec. 31, 2014 Class B CNY	Dec. 31, 2013 Class B CNY item
Basic loss per share, Numerator:
Net loss	$ (297,667)	(1,846,901)	(187,289)	(91,113)				$ (225,909)	(1,401,672)	(183,368)		$ (71,758)	(445,229)	(3,921)
Net loss attributable to ordinary shareholders for computing basic loss per share				(91,113)				(225,909)	(1,401,672)	(183,368)		(71,758)	(445,229)	(3,921)
Denominator:
Weighted average ordinary shares outstanding				281,682,508				266,696,495	266,696,495	299,524,536		84,713,813	84,713,813	6,403,973
Basic loss per share (in dollars per share)				(0.32)				$ (0.85)	(5.26)	(0.61)		$ (0.85)	(5.26)	(0.61)
Basic loss per share (in dollars per ADS)				(0.96)								$ (2.55)	(15.78)	(1.83)
Diluted loss per share, Numerator:
Net loss	(297,667)	(1,846,901)	(187,289)	(91,113)				(225,909)	(1,401,672)	(183,368)		(71,758)	(445,229)	(3,921)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares												(225,909)	(1,401,672)	(183,368)
Net loss attributable to ordinary shareholders for computing diluted loss per share				(91,113)				(225,909)	(1,401,672)	(183,368)		(297,667)	(1,846,901)	(187,289)
Denominator:
Weighted average ordinary shares outstanding				281,682,508				266,696,495	266,696,495	299,524,536		84,713,813	84,713,813	6,403,973
Conversion of Class A to Class B ordinary shares												266,696,495	266,696,495	299,524,536
Weighted-average number of shares outstanding- diluted				281,682,508				266,696,495	266,696,495	299,524,536		351,410,308	351,410,308	305,928,509
Diluted loss per share (in dollars per share)				(0.32)				$ (0.85)	(5.26)	(0.61)		$ (0.85)	(5.26)	(0.61)
Diluted loss per share (in dollars per ADS)				(0.96)								$ (2.55)	(15.78)	(1.83)
Common stock issued (in ADS)					12,777,650
Number of class B ordinary shares represented by each ADS	3	3
Number of classes of ordinary shares outstanding	2	2
Number of class B ordinary shares to be issued upon conversion of class A ordinary shares	1	1				1
Number of votes per ordinary share							3	3	3	3	1	1	1	1
Additional disclosure
Adjustment to the carrying value of the redeemable ordinary shares	$ 0	0